                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C.  20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24f-2

                       __________________________________

1.   Name and address of Issuer:

          SIFE Trust Fund
          100 North Wiget Lane
          Walnut Creek, CA  94598

                       __________________________________

2.   Name of each series or class of funds for which this notice is filed:

          Class A-I Shares
          Class A-II Shares

                       __________________________________

3.   Investment Company Act File No.:

          Securities Act File No.: 2-17277

                       __________________________________

4.   Last day of fiscal year for which this notice is filed:

          December 31, 1996

                       __________________________________

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2
     declaration:             /   /

                       __________________________________

6.   Date of termination of issuer's declaration under rule 24f-2(a)(1), if
     applicable (see instruction A.6):       Not applicable


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7.   Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:


          None

                       __________________________________

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

          None

                       __________________________________

9.   Number and aggregate sale price of securities sold during the fiscal year:

          $72,757,265

                       __________________________________

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

          Class A-I Shares:        $55,568,657
          Class A-II Shares        $17,188,608
                                   -----------
          Total:                   $72,757,265
                                   -----------
                                   -----------

                       __________________________________

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see instruction B.7):

          $137,234,962

                       __________________________________


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  12.     Calculation of registration fee:



                                                                                                   Class A-I             Class A-II
   (i)    Aggregate sale price of securities sold during the fiscal year in reliance
          upon rule 24f-2 (from Item 10):                                                         $55,568,657           $17,188,608

  (ii)    Aggregate price of shares issued in connection with dividend reinvestment plans (from Item 11, if applicable):
                                                                                                 $134,730,736            $2,504,226
  (iii)   Aggregate price of shares redeemed or repurchased during the fiscal year (if
          applicable):                                                                            $68,443,396              $514,559

  (iv)    Aggregate price of shares redeemed or repurchased and previously applied as a               not                    not
          reduction to filing fees pursuant to rule 24e-2 (if applicable):                         applicable            applicable

   (v)    Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 (line (i) plus line (ii) less line (iii), plus line
          (iv), if applicable):                                                                  $190,299,393           $19,692,834

  (vi)    Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other
          applicable law or regulation (see instruction C.8):                                        0.000303              0.000303
                                                                                                      (1/3300)              (1/3300)

  (vii)   Fee due (line (i) or line (v) multiplied by line (vi):                                      $57,661                $5,967


                       __________________________________


     13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of
          informal and Other Procedures (17 C.F.R. 202.3a)       / X /

          Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

               May 14, 1997

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated:

By:       BRUCE W. WOODS/s/                  Date:  MAY 14, 1997
          -----------------                         ------------
          Bruce W. Woods
          President & CEO


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                                                         Exhibit to 24f-2 Notice



                                                                    May 14, 1997

SIFE Trust Fund
c/o SIFE, a California Corporation
490 North Wiget Lane
Walnut Creek, CA  94598

          Re:  Rule 24f-2 Notice for SIFE Trust Fund
               File No. 2-17277
               ----------------

Ladies and Gentlemen:

I am the duly appointed and acting General Counsel of SIFE Trust Fund. (the "Trust Fund"), and have acted as such in connection with the preparation and filing of a Rule 24f-2 Notice, dated May 14, 1997, filed with the Securities and Exchange Commission pursuant to Section 24(f) of the Investment Company Act of 1940, as amended (the "1940 Act"), and Rule 24f-2 promulgated thereunder, regarding certain Class A-I and Class A-II shares representing beneficial interests in SIFE Trust Fund issued pursuant to participating agreements (collectively the "Shares").

In my opinion, the Shares which were registered and sold by the Trust Fund pursuant to Section 24(f) of the 1940 Act in the fiscal year ended December 31, 1996 were, when sold and paid for in accordance with the provisions of the participating agreements described in the preceding paragraph, legally issued, fully paid and non-assessable.

I am a member of the bar of the State of California, and my opinion is limited to the laws of that state and the federal laws of the United States of America. Neither this opinion nor any extract herefrom or reference hereto shall be published or delivered to any other person or relied upon for any other purpose without my express written consent; provided, however, that I understand that this opinion is being given in connection with the filing of the Trust Fund's Rule 24f-2 Notice, dated May 14, 1997, and hereby consent to the inclusion of my opinion as an exhibit thereto.

                                Very truly yours,


                               ROBERT LINDERMAN/s/
                               -------------------
                                Robert Linderman
                                 General Counsel


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